RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 14, 2021	Sep. 02, 2020	Dec. 31, 2021	Nov. 30, 2021	Mar. 31, 2021	Jan. 20, 2021
Related Party Transactions (Details) [Line Items]
Warrant per price (in Dollars per share)			$ 3.87
CIK 0001822935 Healthcare Capital Corp
Related Party Transactions (Details) [Line Items]
Business and administrative support services	$ 10,000
Service fee			$ 120,000
Borrowed promissory note					$ 90,112
Loans				$ 50,000
Sponsor [Member] | CIK 0001822935 Healthcare Capital Corp
Related Party Transactions (Details) [Line Items]
Sponsor due amount						$ 3,000,000
Founder Shares [Member] | CIK 0001822935 Healthcare Capital Corp
Related Party Transactions (Details) [Line Items]
Sponsor paid		$ 25,000
Description of stock split	the Company effected a 1.2 for 1 stock dividend for each share of Class B common stock outstanding, resulting in the Sponsor holding an aggregate of 6,900,000 Founder Shares
Shares subject to forfeiture (in Shares)			25,000
Issued and outstanding shares, percentage			20.00%
Warrant [Member] | CIK 0001822935 Healthcare Capital Corp
Related Party Transactions (Details) [Line Items]
Working capital loans			$ 1,500,000
Warrant per price (in Dollars per share)			$ 1.00
Over-Allotment Option [Member] | CIK 0001822935 Healthcare Capital Corp
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)			875,000
Initial Public Offering [Member] | CIK 0001822935 Healthcare Capital Corp
Related Party Transactions (Details) [Line Items]
Cover expenses		300,000
Common Class B [Member] | CIK 0001822935 Healthcare Capital Corp
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)			900,000
Common Class B [Member] | Founder Shares [Member] | CIK 0001822935 Healthcare Capital Corp
Related Party Transactions (Details) [Line Items]
Sponsor payments		$ 5,750,000
Common Class A [Member] | CIK 0001822935 Healthcare Capital Corp
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)			$ 12.00